Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 25, 2026	Feb. 10, 2026	Jan. 23, 2026	Dec. 14, 2025	Nov. 03, 2025	Aug. 22, 2025	Oct. 07, 2024	Feb. 28, 2024	Apr. 14, 2022
Accounts receivable, net	$ 2,832,774	$ 873,327
[custom:RetentionReceivablesAllowanceForCreditLossCurrent]	$ 384,647
Retention receivable net credit loss allowance non current		$ 29,077
Common stock, par value	$ 0.0008	$ 0.0008		$ 0.0008			$ 0.0008	$ 0.0008	$ 0.0008	$ 0.00005	$ 0.0001
Common stock, shares authorized		1,000,000,000								1,000,000,000	500,000,000
Common stock, shares issued		1,650,000								22,500,000
Common stock, shares outstanding		1,650,000
Common Class A [Member]
Common stock, par value	$ 0.0008		$ 0.0008		$ 0.0008
Common stock, shares authorized	4,900,000,000		4,900,000			4,900,000,000
Common stock, shares issued	8,388,473
Common stock, shares outstanding	8,388,473
Common Class B [Member]
Common stock, par value	$ 0.0008		$ 0.0008		$ 0.0008
Common stock, shares authorized	100,000,000		100,000,000			100,000,000
Common stock, shares issued
Common stock, shares outstanding
Third Parties [Member]
Accounts receivable, net	$ 2,832,774	$ 873,327
Related Party [Member]
Accounts receivable, net